Schedule of Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 8,249,457
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	5,645,114
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(2,981,705)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	2,625,765
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	5,267,752
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	3,019,349
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 7	4,872,743
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 8	$ 0